UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24F-2

             READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM

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1.   Name and address of issuer:

                        Professionally Managed Portfolios
                            915 Broadway, Suite 1605
                               New York, NY 10010
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2.   The name of each series or class of securities for which this Form is filed
     (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):

                               Matrix Growth Fund
                           Matrix Emerging Growth Fund
                              PGP Korea Growth Fund
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3.   Investment Company Act File Number:           811-5037

     Securities Act File Number:                   33-12213
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4(a). Last day of fiscal year for which this Form is filed:

                                December 31, 1998

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4(b).[ ] Check  box if  this  Form is  being  filed  late  (i.e.,  more  than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

          NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON
                THE REGISTRATION FEE DUE.
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
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4(c).[ ] Check  box if this is the last  time the  issuer  will be  filing  this
     Form.

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5.   Calculation of registration fee:

       (i)    Aggregate sale price of securities sold during the
              fiscal year pursuant to section 24(f):                $ 2,676,733
                                                                    -----------

       (ii)   Aggregate   price  of   securities   redeemed   or
              repurchased during the fiscal year:                   $ 9,827,265
                                                                    -----------

       (iii)  Aggregate  price  of  securities  redeemed  or
              repurchased   during  any  PRIOR  fiscal  year
              ending no earlier  than  October 11, 1995 that
              were   not    previously    used   to   reduce
              registration fees payable to the Commission:          $         0
                                                                    -----------

       (iv)   Total available  redemption credits [add Items
              5(ii) and 5(iii)]:                                    $ 9,827,265
                                                                    -----------

       (v)    Net sales - if Item 5(i) is greater  than Item
              5(iv) [subtract Item 5(iv) from Item 5(i)]:           $(7,150,532)
                                                                    -----------

       (vi)   Redemption Credits available for use in future
              years - if Item 5(i) is less  than Item  5(iv)
              [subtract Item 5(iv) from Item 5(i)]:        $(7,150,532)
                                                           -----------

       (vii)  Multiplier for  determining  registration  fee
              (See Instruction C.9):                                 0.00027800
                                                                    -----------

       (viii) Registration  fee due  [multiply  Item 5(v) by
              Item 5(vii)] (enter "0" if no fee is due):            $      0.00
                                                                    ===========
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6.   Prepaid Shares

          If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:____________ . If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:_____________ .

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
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7.   Interest  due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

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8.   Total of the amount of the registration fee due plus any interest due [line
     5(viii)plus line7]:
                                      $0.00

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9.   Date  the  registration  fee  and  any  interest  payment  was  sent to the
     Commission's lockbox depository:

            Date:                        CIK Number: 0000811030
                 -----------------                  ---------------

            Method of Delivery:    [ ] Wire Transfer
                                   [ ] Mail or other means
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                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Andree K. Thomas, Assistant Treasurer
                         --------------------------------------------------
                         Andree K. Thomas, Assistant Treasurer - Professionally Managed Portfolios

Date February 26, 1999
     ----------------------

   *Please print the name and title of the signing officer below the signature